Label	Element	Value
VanEck Vietnam ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VanEck Vietnam ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
SUPPLEMENT DATED DECEMBER 9, 2022 TO
THE SUMMARY PROSPECTUS AND PROSPECTUS DATED MAY 1, 2022, as supplemented,
AND THE CURRENT STATEMENT OF ADDITIONAL INFORMATION
OF VANECK ETF TRUST

IMPORTANT NOTICE REGARDING CHANGES IN INDEX, INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGY

This Supplement updates certain information contained in the above-dated Summary Prospectus and Prospectus, and the current Statement of Additional Information (“SAI”) for VanEck ETF Trust (the “Trust”) regarding VanEck Vietnam ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the VanEck website at www.vaneck.com.

At a meeting held on December 1, 2022, the Board of Trustees of the Trust considered and unanimously approved: (i) changing the Fund’s benchmark index from the MVIS® Vietnam Index to the MarketVector Vietnam Local Index; (ii) changing the Fund’s investment objective; and (iii) changing the Fund’s principal investment strategy.

The Board of Trustees of the Trust has approved a change to the Fund’s investment objective of seeking to replicate as closely as possible, before fees and expenses, the price and yield performance of the MVIS® Vietnam Index. Accordingly, after the close of trading on the Cboe BZX Exchange, Inc. on or about March 17, 2023 (the “Effective Date”), the Fund will seek to replicate as closely as possible, before fees and expenses, the price and yield performance of the MarketVector Vietnam Local Index. The Fund’s investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days’ prior written notice to shareholders.

In connection with this change, the Fund may experience additional portfolio turnover, which may cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. During the period of the transition, the Fund is likely to incur higher tracking error than is typical for the Fund.

Objective [Heading]	rr_ObjectiveHeading	investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Fund will seek to replicate as closely as possible, before fees and expenses, the price and yield performance of the MarketVector Vietnam Local Index. The Fund’s investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval upon 60 days’ prior written notice to shareholders.
Strategy [Heading]	rr_StrategyHeading	In connection with the change to the Fund’s benchmark index, investment objective and principal investment strategy, on the Effective Date, the “Principal Investment Strategies” section of the Fund’s Summary Prospectus and Prospectus will be deleted in its entirety and replaced with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. The Vietnam Index includes securities of Vietnamese companies. A company is generally considered to be a Vietnamese company if it is incorporated in Vietnam. Such companies may include small- and medium-capitalization companies. As of November 30, 2022, the Vietnam Index included 47 securities of companies with a market capitalization range of between approximately $118 million and $15.6 billion and a weighted average market capitalization of $4.84 billion. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.

The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Vietnam Index by investing in a portfolio of securities that generally replicates the Vietnam Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the Vietnam Index and does not seek temporary defensive positions that are inconsistent with its investment objective of seeking to replicate the Vietnam Index.

The Fund is classified as a non-diversified fund under the Investment Company Act of 1940, as amended (the “1940 Act”), and, therefore, may invest a greater percentage of its assets in a particular issuer. The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Vietnam Index concentrates in an industry or group of industries. As of November 30, 2022, each of the real estate, consumer staples, financials and basic materials sectors represented a significant portion of the Vietnam Index.

Risk [Heading]	rr_RiskHeading	Additionally, the “Principal Risks of Investing in the Fund” section of the Fund’s Summary Prospectus and Prospectus, will be modified to include the following risk factor with respect to the Fund:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk of Investing in the Basic Materials Sector. The Fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition of the basic materials sector. Companies engaged in the production and distribution of basic materials may be adversely affected by changes in world events, political and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective on the Effective Date, all references in the Fund’s Summary Prospectus, Prospectus and the current SAI to the “MVIS® Vietnam Index” will be deleted and replaced with the “MarketVector Vietnam Local Index.”
Supplement Closing [Text Block]	ck0001137360_SupplementClosingTextBlock	Please retain this supplement for future reference.